Trade payables and accrued expenses	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Trade payables and accrued expenses	15. Trade payables and accrued expenses

	As at March 31,
		2022		2023
Trade payables	₹	28,683	₹	21,728
Accrued expenses		65,794		67,326
	₹	94,477	₹	89,054